Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Parenthetical) (Detail) - United Kingdom [member] kr in Millions	12 Months Ended
Dec. 31, 2021 SEK (kr)
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Defined benefit plans net interest income	kr 269
Defined benefit plans interest cost	kr 245